UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07702

The Value Line Asset Allocation Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: March 31

Date of reporting period: December 31, 2009

Item 1: Schedule of Investments.
                    A copy of Schedule of Investments for the period ended 12/31/09 is included with this Form.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)	December 31, 2009

Shares		Value
COMMON STOCKS (58.7%)

	CONSUMER DISCRETIONARY (6.3%)
8,500	Aeropostale, Inc. *	$289,425
2,200	AutoZone, Inc. *	347,754
6,500	Buckle, Inc. (The)	190,320
12,800	Guess?, Inc.	541,440
6,000	Johnson Controls, Inc.	163,440
14,000	LKQ Corp. *	274,260
4,000	O’Reilly Automotive, Inc. *	152,480
9,000	Phillips-Van Heusen Corp.	366,120
1,500	Priceline.com, Inc. *	327,750
4,000	Shaw Communications, Inc. Class B	82,280
1,600	Strayer Education, Inc.	339,984
9,000	TJX Companies, Inc. (The)	328,950
3,400	Warnaco Group, Inc. (The) *	143,446
9,400	Yum! Brands, Inc.	328,718
		3,876,367
	CONSUMER STAPLES (2.2%)
2,300	British American Tobacco PLC ADR	148,718
6,400	Church & Dwight Co., Inc.	386,880
13,300	Flowers Foods, Inc.	316,008
7,200	Hormel Foods Corp.	276,840
5,000	TreeHouse Foods, Inc. *	194,300
		1,322,746
	ENERGY (3.9%)
2,700	FMC Technologies, Inc. *	156,168
14,500	Range Resources Corp.	722,825
17,000	Southwestern Energy Co. *	819,400
7,000	Superior Energy Services, Inc. *	170,030
9,500	Tenaris S.A. ADR	405,175
5,000	World Fuel Services Corp.	133,950
		2,407,548
	FINANCIALS (6.6%)
4,000	Affiliated Managers Group, Inc. *	269,400
6,300	AFLAC, Inc.	291,375
3,900	Arch Capital Group Ltd. *	279,045
17,070	Banco Bilbao Vizcaya Argentaria, S.A. ADR	307,943
5,500	Bank of Nova Scotia	257,070
3,300	BlackRock, Inc.	766,260
5,963	Commerce Bancshares, Inc.	230,885
9,700	Eaton Vance Corp.	294,977
2,600	Franklin Resources, Inc.	273,910
1,700	Goldman Sachs Group, Inc. (The)	287,028
678	Reinsurance Group of America, Inc.	32,307
2,600	Royal Bank of Canada	139,230
6,800	T. Rowe Price Group, Inc.	362,100
10,000	Wells Fargo & Co.	269,900
		4,061,430
	HEALTH CARE (11.7%)
9,000	Alexion Pharmaceuticals, Inc. *	439,380
4,800	Allergan, Inc.	302,448
3,000	Cerner Corp. *	247,320
2,700	Covidien PLC	129,303
3,000	Edwards Lifesciences Corp. *	260,550

Shares		Value
3,000	Emergency Medical Services Corp. Class A *	$162,450
12,400	Express Scripts, Inc. *	1,071,980
4,600	Fresenius Medical Care AG & Co. KGaA ADR	243,846
7,600	Gilead Sciences, Inc. *	328,928
5,700	Henry Schein, Inc. *	299,820
7,000	IDEXX Laboratories, Inc. *	374,080
2,800	Intuitive Surgical, Inc. *	849,296
3,500	Laboratory Corporation of America Holdings *	261,940
7,600	Medco Health Solutions, Inc. *	485,716
6,750	Neogen Corp. *	159,368
8,000	Owens & Minor, Inc.	343,440
6,000	Teva Pharmaceutical Industries Ltd. ADR	337,080
7,000	Thermo Fisher Scientific, Inc. *	333,830
7,000	Warner Chilcott PLC Class A *	199,290
4,400	Waters Corp. *	272,624
2,300	West Pharmaceutical Services, Inc.	90,160
		7,192,849
	INDUSTRIALS (13.5%)
6,600	Acuity Brands, Inc.	235,224
7,500	AMETEK, Inc.	286,800
6,400	AZZ, Inc. *	209,280
7,000	Bucyrus International, Inc.	394,590
6,000	C.H. Robinson Worldwide, Inc.	352,380
6,400	Canadian National Railway Co.	347,904
7,000	Copart, Inc. *	256,410
10,600	Covanta Holding Corp. *	191,754
2,700	Danaher Corp.	203,040
10,600	EMCOR Group, Inc. *	285,140
5,300	Esterline Technologies Corp. *	216,081
3,500	Flowserve Corp.	330,855
6,500	FTI Consulting, Inc. *	306,540
5,000	ITT Corp.	248,700
11,400	Kansas City Southern *	379,506
9,400	Kirby Corp. *	327,402
3,500	L-3 Communications Holdings, Inc.	304,325
7,000	Lennox International, Inc.	273,280
4,750	Moog, Inc. Class A *	138,842
5,000	Raytheon Co.	257,600
15,000	Republic Services, Inc.	424,650
4,600	Roper Industries, Inc.	240,902
8,600	Stericycle, Inc. *	474,462
5,000	United Technologies Corp.	347,050
3,000	URS Corp. *	133,560
3,500	Valmont Industries, Inc.	274,575
3,200	W.W. Grainger, Inc.	309,856
10,500	Waste Connections, Inc. *	350,070
5,600	Woodward Governor Co.	144,312
		8,245,090
	INFORMATION TECHNOLOGY (6.1%)
14,000	Amphenol Corp. Class A	646,520
15,000	ANSYS, Inc. *	651,900
9,000	Atheros Communications, Inc. *	308,160
4,000	Cognizant Technology Solutions Corp. Class A *	181,200
8,000	Concur Technologies, Inc. *	342,000
2,500	Equinix, Inc. *	265,375

1

Value Line Asset Allocation Fund, Inc.

December 31, 2009

Shares		Value
2,000	FactSet Research Systems, Inc.	$131,740
6,500	Informatica Corp. *	168,090
2,000	NCI, Inc. Class A *	55,300
4,500	Salesforce.com, Inc. *	331,965
5,000	Sybase, Inc. *	217,000
4,300	SYNNEX Corp. *	131,838
5,000	Teradata Corp. *	157,150
3,000	VistaPrint NV *	169,980
		3,758,218
	MATERIALS (5.1%)
4,000	Air Products & Chemicals, Inc.	324,240
10,000	Airgas, Inc.	476,000
7,000	AptarGroup, Inc.	250,180
7,000	Celanese Corp. Series A	224,700
6,000	Crown Holdings, Inc. *	153,480
6,000	Ecolab, Inc.	267,480
4,400	Lubrizol Corp. (The)	320,980
2,000	NewMarket Corp.	229,540
5,400	Praxair, Inc.	433,674
8,400	Sigma-Aldrich Corp.	424,452
		3,104,726
	TELECOMMUNICATION SERVICES (2.5%)
12,000	American Tower Corp. Class A *	518,520
9,000	Crown Castle International Corp. *	351,360
12,000	SBA Communications Corp. Class A *	409,920
3,000	Telefonica S.A. ADR	250,560
		1,530,360
	UTILITIES (0.8%)
2,700	Entergy Corp.	220,968
2,600	South Jersey Industries, Inc.	99,268
3,000	Wisconsin Energy Corp.	149,490
		469,726
	TOTAL COMMON STOCKS (Cost $25,519,371)	35,969,060

Principal Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (16.7%)

$1,000,000	Federal Home Loan Banks, 1.38%, 5/16/11	1,007,047
2,000,000	Federal Home Loan Banks, 2.00%, 7/27/12	2,003,840
1,000,000	Federal Home Loan Mortgage Corp., 2.25%, 7/16/12	1,004,830
1,186,102	Federal Home Loan Mortgage Corp., 4.50%, 6/15/23	1,227,015
966,982	Federal Home Loan Mortgage Corp., 4.50%, 10/15/27	1,003,833
429,490	Federal Home Loan Mortgage Corp., Gold PC Pool# J03316, 5.00%, 9/1/21	450,614
1,000,000	Federal National Mortgage Association, 2.05%, 7/30/12	1,000,223
1,204,931	Federal National Mortgage Association, 5.00%, 11/1/34	1,240,389

Principal Amount		Value
$1,253,072	Government National Mortgage Association, 5.50%, 1/15/36	$1,316,761
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (1) (Cost $10,062,515)	10,254,552
CORPORATE BONDS & NOTES (7.3%)

	COMMUNICATIONS (3.8%)
1,000,000	BellSouth Corp., 5.20%, 9/15/14	1,070,993
1,000,000	Verizon Communications, Inc., 8.75%, 11/1/18	1,249,019
		2,320,012
	CONSUMER, NON-CYCLICAL (1.8%)
1,000,000	Pfizer, Inc., 5.35%, 3/15/15	1,092,905
	FINANCIAL (1.7%)
1,000,000	General Electric Capital Corp., 5.20%, 2/1/11	1,043,201
	TOTAL CORPORATE BONDS & NOTES (1) (Cost $4,007,724)	4,456,118
U.S. TREASURY OBLIGATIONS (1.6%)

	U.S. TREASURY NOTES & BONDS (1.6%)
1,000,000	U.S. Treasury Notes, 1.13%, 6/30/11	1,004,062
	TOTAL U.S. TREASURY OBLIGATIONS (1) (Cost $1,001,689)	1,004,062
	TOTAL INVESTMENT SECURITIES (2) (84.3%) (Cost $40,591,299)	51,683,792
SHORT-TERM INVESTMENTS (15.4%)

	REPURCHASE AGREEMENTS (3) (3.9%)
2,400,000	With Morgan Stanley, 0.00%, dated 12/31/2009, due 01/04/10, delivery value $2,400,000 (collateralized by $2,440,000 U.S. Treasury Notes 1.125%, due 6/30/11, with a value of $2,450,294)	2,400,000
	U.S. GOVERNMENT AGENCY OBLIGATIONS (11.5%)
2,000,000	Federal Home Loan Mortgage Corp. Discount Notes, 0.08%, 1/26/10 (4)	1,999,931
5,000,000	Federal National Mortgage Association Discount Notes, 0.08%, 3/10/10 (4)	4,999,150
		6,999,081
	TOTAL SHORT-TERM INVESTMENTS (1) (Cost $9,399,081)	9,399,081

2

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)		206,930
NET ASSETS (4) (100%)		$61,289,803
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($61,289,803 ÷ 3,552,394 shares outstanding)		$17.25

*	Non-income producing.
(1)	Values determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(2)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(3)	The Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(4)	The rate shown on discount securities represents the yield or rate as of December 31, 2009.
(4)
For federal income tax purposes, the aggregate cost was $49,990,380, aggregate gross unrealized appreciation was $11,774,839, aggregate gross unrealized depreciation was $682,345 and the net unrealized appreciation was $11,092,494.

ADR	American Depositary Receipt.

3

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards (“SFAS”) No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$35,969,060	$0	$0	$35,969,060
U.S. Government Agency Obligations	0	10,254,552	0	10,254,552
Corporate Bonds & Notes	0	4,456,118	0	4,456,118
U.S. Treasury Obligations	0	1,004,062	0	1,004,062
Short-Term Investments	0	9,399,081	0	9,399,081

Total Investments in Securities	$35,969,060	$25,113,813	$0	$61,082,873

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a) Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	February 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	February 16, 2010